Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2020
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Summary of Financial Instruments at Fair Value Through Profit or Loss

	December 31,	December 31,
	2019	2020
Financial assets at fair value through profit or loss (FVTPL) - current
Financial assets classified as at FVTPL
Derivative financial assets - pre-redemption right (b)	$-	$137,926
Financial assets at fair value through profit or loss (FVTPL) - non-current
Financial assets classified as at FVTPL
Derivative financial assets - warrants (a)	$13,019	$-
Derivative financial assets - pre-redemption right (b)	55,237	-
	$68,256	$-
Financial liabilities at fair value through profit or loss (FVTPL) - current
Financial liabilities at FVTPL
Derivative financial liabilities - conversion right (b)/(c)	$-	$267,000
Financial liabilities at fair value through profit or loss (FVTPL) - non-current
Financial liabilities at FVTPL
Derivative financial liabilities - conversion right (b)/(c)	$262,350	$-

a.	In July 2018, the Company acquired warrants to subscribe for ordinary shares of DotBio Pte. Ltd., as detailed in Note 17 (under the heading of “Nanyang Technological University”).
b.

On October 25, 2019, the Company entered into a loan facility agreement with warrants and was entitled to repay at any time prior to expiry of the term, as detailed in Note 14 (under the heading of “October/November 2019 Loan Facility”).

c.	On September 30, 2019, the Company entered into a convertible loan facility, as detailed in Note 14 (under the heading of “Convertible Loan Facility”).